Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

As of December 31,
	2023	2024
Period end RMB: USD exchange rate	US$1=RMB7.0800	US$1=RMB7.1891
Period end EUR: USD exchange rate	US$1=EUR0.9009	US$1=EUR0.9615
Period end GBP: USD exchange rate	US$1=GBP0.7874	US$1=GBP0.7937

For the years ended December 31,
	2022	2023	2024
Average RMB: USD exchange rate	US$1=RMB6.7082	US$1=RMB7.0472	US$1=RMB7.1124
Average EUR: USD exchange rate	US$1=EUR0.9456	US$1=EUR0.9231	US$1=EUR0.9234
Average GBP: USD exchange rate	US$1=GBP0.8070	US$1=GBP0.8021	US$1=GBP0.7815

Schedule of Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful lives
Land use right	43 years
Buildings	20 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and electronic equipment	2 – 10 years
Office equipment, furniture and fixtures	2 – 5 years
Automobile	3 – 10 years